Lease revenue (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2024 were as follows:

Contracted minimum future lease payments receivable
2025	$6,670,320
2026	6,323,695
2027	5,772,276
2028	5,184,635
2029	4,643,477
Thereafter	16,165,721
$44,760,124